N-4	Jun. 02, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCOUNT A
Entity Central Index Key	0000790162
Entity Investment Company Type	N-4
Document Period End Date	Jun. 02, 2025
Amendment Flag	false
Individual Flexible Payment Variable Annuity Fee Based
Prospectus:
Fees and Expenses [Text Block]
Charges for Early Withdrawal	If you withdraw amounts or surrender your Contract, you will not be assessed a surrender charge.	Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges	You may be charged for other transactions, such as tax-related charges, as well as charges for expedited delivery or wire transfers.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to your Investment Professional from Contract Value or other assets of the owner. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract	0.35%[1]	0.35%[1]
	Investment Options (Portfolio company fees and expenses)	0.14%[2]	2.73%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1 As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2024. [2] As a percentage of Portfolio assets. [3] As a percentage of the entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $510[1]	HIGHEST ANNUAL COST $3,953[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges or advisory
fees
●No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal	If you withdraw amounts or surrender your Contract, you will not be assessed a surrender charge.	Fee and Expense Tables – Contract Fees and Expenses

Transaction Charges [Text Block]
Transaction Charges	You may be charged for other transactions, such as tax-related charges, as well as charges for expedited delivery or wire transfers.	Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to your Investment Professional from Contract Value or other assets of the owner. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract	0.35%[1]	0.35%[1]
	Investment Options (Portfolio company fees and expenses)	0.14%[2]	2.73%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1 As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2024. [2] As a percentage of Portfolio assets. [3] As a percentage of the entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $510[1]	HIGHEST ANNUAL COST $3,953[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges or advisory
fees
●No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.35%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.35%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2024.
Investment Options (of Other Amount) Minimum [Percent]	0.14%
Investment Options (of Other Amount) Maximum [Percent]	2.73%
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio assets.
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the entire benefit.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $510[1]	HIGHEST ANNUAL COST $3,953[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges or advisory
fees
●No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Lowest Annual Cost [Dollars]	$ 510
Highest Annual Cost [Dollars]	$ 3,953
Lowest Annual Cost Footnotes [Text Block]	[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Highest Annual Cost Footnotes [Text Block]	[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Risks [Table Text Block]
Risk of Loss	You can lose money by investing in the Contract.	The Investment Options
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Contract – Generally
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options Portfolios before making an investment decision.

The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company

Investment Restrictions [Text Block]	Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations.Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.
Optional Benefit Restrictions [Text Block]	Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.If you elect to withdraw the advisory fee from your Contract Value, the withdrawal will reduce the death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions) will generally be subject to ordinary income tax rates, and may be subject to penalties.
Investment Professional Compensation [Text Block]	The Contract is sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a portion of the asset-based fee paid by the client, and Northwestern Mutual may share revenue it earns on the Contract with its affiliated broker-dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
Item 4. Fee Table [Text Block]	Fee and Expense TablesContract Fees and ExpensesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any advisory fee your Investment Professional may withdraw from Contract Value for his or her services. The fees and expenses do not reflect any advisory fees paid to your Investment Professional from Contract Value or other assets of the owner. If such charges would be reflected, your fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.
Transaction Expenses	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	N/A	N/A
Transfer Fee	N/A	N/A
Expedited Delivery Charges[1]	$17	$17
Wire Transfer Fee[2]	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[3]	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[4]	0.75%	0.30%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[5]	0.40%	0.10%
[1]For express mail delivery with signature required; the express mail delivery charge without signature is $15.[2]We also charge $15 for wire transfers in connection with withdrawals.[3]We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days notice.[4]We reserve the right to increase the current base contract charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum base contract charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.[5]The maximum charge is for issue age (i.e., the age nearest the primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the initial Purchase Payment or the Contract Value.Annual Portfolio Operating ExpensesThe table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.73%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.68%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2024 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. For more information about voluntary fee waivers that may be in place, see the “Charges” section.Example[1]The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract expenses, and the expenses of the underlying Portfolios. The Example does not include any advisory fee your Investment Professional may withdraw from Contract Value for his or her services. If such charges would be reflected, your fees and expenses would be higher. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. The Example assumes that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Example reflects the maximum expenses of the underlying Portfolios (as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$3,863	$11,823	$19,962	$41,115
If you annuitize at the end of the applicable time period:	$3,863	$11,823	$19,962	$41,115
If you do not surrender your Contract:	$3,863	$11,823	$19,962	$41,115
[1] The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2024.Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.
Transaction Expenses [Table Text Block]
Transaction Expenses	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	N/A	N/A
Transfer Fee	N/A	N/A
Expedited Delivery Charges[1]	$17	$17
Wire Transfer Fee[2]	$15	$15
For express mail delivery with signature required; the express mail delivery charge without signature is $15.[2]We also charge $15 for wire transfers in connection with withdrawals.
Annual Contract Expenses [Table Text Block]	If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[3]	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[4]	0.75%	0.30%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[5]	0.40%	0.10%
[1]For express mail delivery with signature required; the express mail delivery charge without signature is $15.[2]We also charge $15 for wire transfers in connection with withdrawals.[3]We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days notice.[4]We reserve the right to increase the current base contract charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum base contract charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.[5]The maximum charge is for issue age (i.e., the age nearest the primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the initial Purchase Payment or the Contract Value.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days notice.
Base Contract Expense (of Other Amount), Maximum [Percent]	0.75%
Base Contract Expense (of Other Amount), Current [Percent]	0.30%
Base Contract Expense, Footnotes [Text Block]	We reserve the right to increase the current base contract charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum base contract charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Operating ExpensesThe table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.73%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.68%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2024 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Portfolio Company Expenses [Text Block]	Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	2.73%
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$3,863	$11,823	$19,962	$41,115

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,863
Surrender Expense, 3 Years, Maximum [Dollars]	11,823
Surrender Expense, 5 Years, Maximum [Dollars]	19,962
Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,115
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$3,863	$11,823	$19,962	$41,115

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,863
Annuitized Expense, 3 Years, Maximum [Dollars]	11,823
Annuitized Expense, 5 Years, Maximum [Dollars]	19,962
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 41,115
No Surrender Example [Table Text Block]
If you do not surrender your Contract:	$3,863	$11,823	$19,962	$41,115

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,863
No Surrender Expense, 3 Years, Maximum [Dollars]	11,823
No Surrender Expense, 5 Years, Maximum [Dollars]	19,962
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,115
Item 5. Principal Risks [Table Text Block]	Principal RisksInvestment Risk You can lose money by investing in the Contract.The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. If, in addition, you elect to withdraw the advisory fee from your Contract Value, the deduction will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions. Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision. Insurance Company Risks Investment in the Contract is subject to the risks related to the Depositor (Northwestern Mutual), and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
●Only payable if the Annuitant dies
before the Maturity Date
●Income Plans have their own
payout benefit rules at death (see
below)
●Is reduced proportionately for
withdrawals, including withdrawals
from Contract Value to cover the
advisory fee.
●If payee elects to continue the
contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
●Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
●Must be elected at issue
●Cannot be added once terminated
●There is a charge for this benefit
●Is reduced proportionately for
withdrawals, including withdrawals
from Contract Value to cover the
advisory fee

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
●Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
●Variable Income Plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
●Fixed income plans are funded
through withdrawals from the
Separate Account
●Transfers between Income Plans
are only allowed under limited
circumstances

Fixed Option
The fixed option (Guaranteed
Interest Fund or GIF) is available
during the accumulation phase.
The Declared Rate will not be
less than a minimum guaranteed
annual effective rate of 0.50%
(or a higher rate if required by
applicable state law). The
Declared Rate will be effective
for a Guaranteed Period equal
to the shorter of the following
two periods: (i) the twelve
month period measured from
the end of the month of the
investment’s effective date, or
(ii) the period remaining until
the Maturity Date of the
Contract.
		Standard	No Charge[3]
●Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
●Effective rates apply only for
specified Guaranteed Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
●Allocations to and from the GIF may
be subject to special restrictions,
such as minimum and maximum
limits on initial and additional
amounts invested and limits on the
timing and amount of transfers out
of these options

Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	●Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	●Proportionate deductions may be limited for amounts in the Guaranteed Interest Fund ●Taxes or penalties may apply
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	●Ordinarily ends upon transfers from applicable Divisions ●Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	●Minimum Contract Value required for eligibility
[1] The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.[2] Variable income plans continue to be assessed Base Contract Charges.[3] Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Benefits Available [Table Text Block]	Benefits Available Under the ContractThe following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
●Only payable if the Annuitant dies
before the Maturity Date
●Income Plans have their own
payout benefit rules at death (see
below)
●Is reduced proportionately for
withdrawals, including withdrawals
from Contract Value to cover the
advisory fee.
●If payee elects to continue the
contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
●Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
●Must be elected at issue
●Cannot be added once terminated
●There is a charge for this benefit
●Is reduced proportionately for
withdrawals, including withdrawals
from Contract Value to cover the
advisory fee

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
●Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
●Variable Income Plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
●Fixed income plans are funded
through withdrawals from the
Separate Account
●Transfers between Income Plans
are only allowed under limited
circumstances

Fixed Option
The fixed option (Guaranteed
Interest Fund or GIF) is available
during the accumulation phase.
The Declared Rate will not be
less than a minimum guaranteed
annual effective rate of 0.50%
(or a higher rate if required by
applicable state law). The
Declared Rate will be effective
for a Guaranteed Period equal
to the shorter of the following
two periods: (i) the twelve
month period measured from
the end of the month of the
investment’s effective date, or
(ii) the period remaining until
the Maturity Date of the
Contract.
		Standard	No Charge[3]
●Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
●Effective rates apply only for
specified Guaranteed Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
●Allocations to and from the GIF may
be subject to special restrictions,
such as minimum and maximum
limits on initial and additional
amounts invested and limits on the
timing and amount of transfers out
of these options

Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	●Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	●Proportionate deductions may be limited for amounts in the Guaranteed Interest Fund ●Taxes or penalties may apply
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	●Ordinarily ends upon transfers from applicable Divisions ●Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	●Minimum Contract Value required for eligibility
[1] The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.[2] Variable income plans continue to be assessed Base Contract Charges.[3] Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Limitations/Restrictions
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A—Portfolios Available under Your ContractThe following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	37.82%	14.77%	13.44%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.61%[1]	34.43%	18.22%	16.94%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	22.16%	13.86%	11.88%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.72%[1]	23.86%	10.92%	10.22%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	24.75%	14.30%	12.86%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	10.69%	7.46%	7.58%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	7.07%	5.90%	7.40%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	11.88%	8.60%	8.40%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.21%	5.55%	7.03%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	13.63%	10.07%	9.41%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	8.65%	7.42%	8.15%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	13.18%	5.89%	8.12%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	8.43%	8.01%	8.61%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	10.36%	6.59%	7.77%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	5.30%	5.96%	7.03%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	3.25%	4.20%	5.48%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	3.94%	2.81%	3.02%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.89%[1]	4.02%	0.12%	2.50%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.99%	2.28%	1.56%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.04%	1.92%	1.90%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	1.76%	0.09%	1.57%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.68%[1]	-5.78%	-5.29%	-0.93%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2](“Inflation Protection Portfolio” until 9/30/2025)	MSA/American Century Investment Management, Inc.	0.45%[1]	1.96%	1.50%	1.95%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	6.38%	3.71%	4.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	6.42%	0.93%	3.33%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.55%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.47%[1]	7.43%	4.76%	5.53%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.53%[1]	9.72%	6.17%	6.72%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.64%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive All Equity Portfolio[2]	MSA	0.66%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.59%	31.61%	18.83%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.66%[1]	13.67%	9.77%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	6.58%	4.55%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.48%[1]	1.23%	0.31%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	-2.97%	-2.40%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.58%[1]	9.73%	5.54%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors , LLC	0.27%[1]	3.43%	4.70%	5.14%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.47%[1]	1.38%	-0.21%	1.42%
Long-term capital appreciation	Columbia VP Small Cap Value Fund - Class 1[6]	Columbia Management Investment Advisers, LLC	0.88%[1]	8.87%	11.24%	9.24%
Total return	Commodity Return Strategy Portfolio – Class 2[7]	UBS Asset Management (Americas) LLC [8]	0.80%[1]	5.12%	N/A	N/A
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.57%	17.49%	11.34%	9.21%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.56%	33.79%	17.04%	13.62%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	9.40%	12.20%	9.64%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	5.14%	5.46%	7.96%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.57%	35.59%	23.82%	21.93%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	1.21%	-0.46%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.78%	-0.35%	5.89%	4.45%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%	10.79%	4.43%	6.14%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%[1]	3.16%	1.81%	2.65%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[12]	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.90%[1]	20.50%	12.42%	11.07%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.14%[1]	8.53%	8.00%	7.31%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.91%	1.42%	-0.20%	2.75%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	1.03%[1]	2.78%	4.23%	4.70%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	0.83%	-0.87%	1.04%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.85%[1]	6.48%	2.86%	3.67%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.90%[1]	9.48%	5.00%	5.15%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.97%[1]	11.94%	7.10%	6.50%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	1.00%[1]	13.09%	7.58%	6.97%
[1] This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.[2] A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser. [3] Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. [4] A series of American Funds Insurance Series®.[5] The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.[6] A series of Columbia Funds Variable Insurance Trust.[7] A series of Credit Suisse Trust. [8] Effective May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) as the surviving entity, and UBS AM (Americas) became the investment manager to the Portfolio.[9]The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively. [10]The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc. [11] A series of John Hancock Variable Insurance Trust.[12]A series of Neuberger Berman Advisers Management Trust. [13] A series of Russell Investment Funds. [14] Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	37.82%	14.77%	13.44%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.61%[1]	34.43%	18.22%	16.94%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	22.16%	13.86%	11.88%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.72%[1]	23.86%	10.92%	10.22%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	24.75%	14.30%	12.86%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	10.69%	7.46%	7.58%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	7.07%	5.90%	7.40%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	11.88%	8.60%	8.40%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.21%	5.55%	7.03%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	13.63%	10.07%	9.41%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	8.65%	7.42%	8.15%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	13.18%	5.89%	8.12%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	8.43%	8.01%	8.61%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	10.36%	6.59%	7.77%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	5.30%	5.96%	7.03%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	3.25%	4.20%	5.48%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	3.94%	2.81%	3.02%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.89%[1]	4.02%	0.12%	2.50%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.99%	2.28%	1.56%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.04%	1.92%	1.90%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	1.76%	0.09%	1.57%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.68%[1]	-5.78%	-5.29%	-0.93%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2](“Inflation Protection Portfolio” until 9/30/2025)	MSA/American Century Investment Management, Inc.	0.45%[1]	1.96%	1.50%	1.95%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	6.38%	3.71%	4.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	6.42%	0.93%	3.33%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.55%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.47%[1]	7.43%	4.76%	5.53%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.53%[1]	9.72%	6.17%	6.72%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.64%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive All Equity Portfolio[2]	MSA	0.66%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.59%	31.61%	18.83%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.66%[1]	13.67%	9.77%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	6.58%	4.55%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.48%[1]	1.23%	0.31%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	-2.97%	-2.40%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.58%[1]	9.73%	5.54%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors , LLC	0.27%[1]	3.43%	4.70%	5.14%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.47%[1]	1.38%	-0.21%	1.42%
Long-term capital appreciation	Columbia VP Small Cap Value Fund - Class 1[6]	Columbia Management Investment Advisers, LLC	0.88%[1]	8.87%	11.24%	9.24%
Total return	Commodity Return Strategy Portfolio – Class 2[7]	UBS Asset Management (Americas) LLC [8]	0.80%[1]	5.12%	N/A	N/A
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.57%	17.49%	11.34%	9.21%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.56%	33.79%	17.04%	13.62%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	9.40%	12.20%	9.64%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	5.14%	5.46%	7.96%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.57%	35.59%	23.82%	21.93%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	1.21%	-0.46%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.78%	-0.35%	5.89%	4.45%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%	10.79%	4.43%	6.14%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%[1]	3.16%	1.81%	2.65%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[12]	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.90%[1]	20.50%	12.42%	11.07%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.14%[1]	8.53%	8.00%	7.31%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.91%	1.42%	-0.20%	2.75%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	1.03%[1]	2.78%	4.23%	4.70%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	0.83%	-0.87%	1.04%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.85%[1]	6.48%	2.86%	3.67%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.90%[1]	9.48%	5.00%	5.15%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.97%[1]	11.94%	7.10%	6.50%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	1.00%[1]	13.09%	7.58%	6.97%

Portfolio Companies [Table Text Block]
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	37.82%	14.77%	13.44%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.61%[1]	34.43%	18.22%	16.94%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	22.16%	13.86%	11.88%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.72%[1]	23.86%	10.92%	10.22%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	24.75%	14.30%	12.86%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	10.69%	7.46%	7.58%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	7.07%	5.90%	7.40%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	11.88%	8.60%	8.40%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.21%	5.55%	7.03%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	13.63%	10.07%	9.41%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	8.65%	7.42%	8.15%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	13.18%	5.89%	8.12%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	8.43%	8.01%	8.61%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	10.36%	6.59%	7.77%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	5.30%	5.96%	7.03%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	3.25%	4.20%	5.48%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	3.94%	2.81%	3.02%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.89%[1]	4.02%	0.12%	2.50%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.99%	2.28%	1.56%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.04%	1.92%	1.90%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	1.76%	0.09%	1.57%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.68%[1]	-5.78%	-5.29%	-0.93%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2](“Inflation Protection Portfolio” until 9/30/2025)	MSA/American Century Investment Management, Inc.	0.45%[1]	1.96%	1.50%	1.95%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	6.38%	3.71%	4.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	6.42%	0.93%	3.33%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.55%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.47%[1]	7.43%	4.76%	5.53%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.53%[1]	9.72%	6.17%	6.72%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.64%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive All Equity Portfolio[2]	MSA	0.66%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.59%	31.61%	18.83%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.66%[1]	13.67%	9.77%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	6.58%	4.55%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.48%[1]	1.23%	0.31%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	-2.97%	-2.40%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.58%[1]	9.73%	5.54%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors , LLC	0.27%[1]	3.43%	4.70%	5.14%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.47%[1]	1.38%	-0.21%	1.42%
Long-term capital appreciation	Columbia VP Small Cap Value Fund - Class 1[6]	Columbia Management Investment Advisers, LLC	0.88%[1]	8.87%	11.24%	9.24%
Total return	Commodity Return Strategy Portfolio – Class 2[7]	UBS Asset Management (Americas) LLC [8]	0.80%[1]	5.12%	N/A	N/A
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.57%	17.49%	11.34%	9.21%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.56%	33.79%	17.04%	13.62%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	9.40%	12.20%	9.64%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	5.14%	5.46%	7.96%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.57%	35.59%	23.82%	21.93%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	1.21%	-0.46%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.78%	-0.35%	5.89%	4.45%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%	10.79%	4.43%	6.14%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%[1]	3.16%	1.81%	2.65%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[12]	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.90%[1]	20.50%	12.42%	11.07%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.14%[1]	8.53%	8.00%	7.31%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.91%	1.42%	-0.20%	2.75%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	1.03%[1]	2.78%	4.23%	4.70%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	0.83%	-0.87%	1.04%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.85%[1]	6.48%	2.86%	3.67%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.90%[1]	9.48%	5.00%	5.15%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.97%[1]	11.94%	7.10%	6.50%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	1.00%[1]	13.09%	7.58%	6.97%
[1] This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.[2] A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser. [3] Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. [4] A series of American Funds Insurance Series®.[5] The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.[6] A series of Columbia Funds Variable Insurance Trust.[7] A series of Credit Suisse Trust. [8] Effective May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) as the surviving entity, and UBS AM (Americas) became the investment manager to the Portfolio.[9]The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively. [10]The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc. [11] A series of John Hancock Variable Insurance Trust.[12]A series of Neuberger Berman Advisers Management Trust. [13] A series of Russell Investment Funds. [14] Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Name [Text Block]	Portfolio
Portfolio Company Adviser [Text Block]	Adviser/ Sub-adviser (if applicable)
Temporary Fee Reductions, Current Expenses [Text Block]	This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
Individual Flexible Payment Variable Annuity Fee Based | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio (including any fixed account investment options) will have its own unique risks. You should review these investment options Portfolios before making an investment decision.
Individual Flexible Payment Variable Annuity Fee Based | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Individual Flexible Payment Variable Annuity Fee Based | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract.
Individual Flexible Payment Variable Annuity Fee Based | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
Individual Flexible Payment Variable Annuity Fee Based | Investment Options Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk You can lose money by investing in the Contract.The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. If, in addition, you elect to withdraw the advisory fee from your Contract Value, the deduction will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions. Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Individual Flexible Payment Variable Annuity Fee Based | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Principal Risk [Text Block]	Insurance Company Risks Investment in the Contract is subject to the risks related to the Depositor (Northwestern Mutual), and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Individual Flexible Payment Variable Annuity Fee Based | GrowthStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Name [Text Block]	Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	Mason Street Advisors, LLC (MSA)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	37.82%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	13.44%
Individual Flexible Payment Variable Annuity Fee Based | FocusedAppreciationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Focused Appreciation Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	34.43%
Average Annual Total Returns, 5 Years [Percent]	18.22%
Average Annual Total Returns, 10 Years [Percent]	16.94%
Individual Flexible Payment Variable Annuity Fee Based | LargeCapCoreStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Large Cap Core Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	22.16%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Individual Flexible Payment Variable Annuity Fee Based | LargeCapBlendPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	23.86%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Individual Flexible Payment Variable Annuity Fee Based | Index500StockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index
Portfolio Company Name [Text Block]	Index 500 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	24.75%
Average Annual Total Returns, 5 Years [Percent]	14.30%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Individual Flexible Payment Variable Annuity Fee Based | LargeCompanyValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital; income is a secondary objective
Portfolio Company Name [Text Block]	Large Company Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Individual Flexible Payment Variable Annuity Fee Based | DomesticEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Domestic Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Individual Flexible Payment Variable Annuity Fee Based | EquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Equity Income Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Individual Flexible Payment Variable Annuity Fee Based | MidCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Mid Cap Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Individual Flexible Payment Variable Annuity Fee Based | Index400StockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index
Portfolio Company Name [Text Block]	Index 400 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Individual Flexible Payment Variable Annuity Fee Based | MidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Name [Text Block]	Mid Cap Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Individual Flexible Payment Variable Annuity Fee Based | SmallCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Small Cap Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Individual Flexible Payment Variable Annuity Fee Based | Index600StockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index
Portfolio Company Name [Text Block]	Index 600 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Individual Flexible Payment Variable Annuity Fee Based | SmallCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Small Cap Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Individual Flexible Payment Variable Annuity Fee Based | InternationalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	International Growth Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Individual Flexible Payment Variable Annuity Fee Based | ResearchInternationalCorePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Research International Core Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Individual Flexible Payment Variable Annuity Fee Based | InternationalEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	International Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.94%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	3.02%
Individual Flexible Payment Variable Annuity Fee Based | EmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	2.50%
Individual Flexible Payment Variable Annuity Fee Based | GovernmentMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income to the extent consistent with liquidity and stability of capital[3]
Portfolio Company Name [Text Block]	Government Money Market Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Individual Flexible Payment Variable Annuity Fee Based | ShortTermBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with prudent investment risk
Portfolio Company Name [Text Block]	Short-Term Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Individual Flexible Payment Variable Annuity Fee Based | SelectBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital
Portfolio Company Name [Text Block]	Select Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	1.76%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Individual Flexible Payment Variable Annuity Fee Based | LongTermUSGovernmentBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	Long-Term U.S. Government Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.68%
Average Annual Total Returns, 1 Year [Percent]	(5.78%)
Average Annual Total Returns, 5 Years [Percent]	(5.29%)
Average Annual Total Returns, 10 Years [Percent]	(0.93%)
Individual Flexible Payment Variable Annuity Fee Based | InflationManagedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Pursue total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Name [Text Block]	Inflation Managed Portfolio[2](“Inflation Protection Portfolio” until 9/30/2025)
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Individual Flexible Payment Variable Annuity Fee Based | HighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	High current income and capital appreciation
Portfolio Company Name [Text Block]	High Yield Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	3.71%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Individual Flexible Payment Variable Annuity Fee Based | MultiSectorBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with prudent investment management
Portfolio Company Name [Text Block]	Multi-Sector Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.42%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Individual Flexible Payment Variable Annuity Fee Based | ActivePassiveConservativePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation
Portfolio Company Name [Text Block]	Active/Passive Conservative Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.55%
Individual Flexible Payment Variable Annuity Fee Based | ActivePassiveBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income
Portfolio Company Name [Text Block]	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Individual Flexible Payment Variable Annuity Fee Based | ActivePassiveModeratePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income
Portfolio Company Name [Text Block]	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Individual Flexible Payment Variable Annuity Fee Based | ActivePassiveAggressivePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income
Portfolio Company Name [Text Block]	Active/Passive Aggressive Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.64%
Individual Flexible Payment Variable Annuity Fee Based | ActivePassiveAllEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Active/Passive All Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.66%
Individual Flexible Payment Variable Annuity Fee Based | AmericanFundsISGrowthFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 1A4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (CRMC)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.61%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Individual Flexible Payment Variable Annuity Fee Based | AmericanFundsISGlobalGrowthFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Individual Flexible Payment Variable Annuity Fee Based | AmericanFundsISNewWorldFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds® IS New World Fund® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Individual Flexible Payment Variable Annuity Fee Based | AmericanFundsISTheBondFundofAmericaClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.23%
Average Annual Total Returns, 5 Years [Percent]	0.31%
Individual Flexible Payment Variable Annuity Fee Based | AmericanFundsISCapitalWorldBondFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide, over the long term, a high level of total return consistent with prudent investment management
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(2.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.40%)
Individual Flexible Payment Variable Annuity Fee Based | AmericanFundsISAmericanHighIncomeTrustClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide a high level of current income; a secondary objective is capital appreciation
Portfolio Company Name [Text Block]	American Funds® IS American High-Income Trust® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Individual Flexible Payment Variable Annuity Fee Based | BlackRockInternationalIndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund - Class I5
Portfolio Company Adviser [Text Block]	BlackRock Advisors , LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	3.43%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Individual Flexible Payment Variable Annuity Fee Based | BlackRockTotalReturnVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return, consistent with income generation and prudent investment management
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund - Class I5
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC/BlackRock International Limited & BlackRock (Singapore) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.38%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
Individual Flexible Payment Variable Annuity Fee Based | ColumbiaVPSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Columbia VP Small Cap Value Fund - Class 1[6]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Individual Flexible Payment Variable Annuity Fee Based | CommodityReturnStrategyPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	Commodity Return Strategy Portfolio – Class 2[7]
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.12%
Individual Flexible Payment Variable Annuity Fee Based | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Individual Flexible Payment Variable Annuity Fee Based | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Individual Flexible Payment Variable Annuity Fee Based | FidelityVIPValueStrategiesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	9.40%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Individual Flexible Payment Variable Annuity Fee Based | FidelityVIPHealthCarePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Individual Flexible Payment Variable Annuity Fee Based | FidelityVIPTechnologyPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	35.59%
Average Annual Total Returns, 5 Years [Percent]	23.82%
Average Annual Total Returns, 10 Years [Percent]	21.93%
Individual Flexible Payment Variable Annuity Fee Based | FidelityVIPBondIndexPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.21%
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Individual Flexible Payment Variable Annuity Fee Based | JohnHancockDisciplinedValueInternationalTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	John Hancock Disciplined Value International Trust - Series NAV[11]
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(0.35%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Individual Flexible Payment Variable Annuity Fee Based | JohnHancockRealEstateSecuritiesTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation and current income
Portfolio Company Name [Text Block]	John Hancock Real Estate Securities Trust - Series NAV[11]
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Individual Flexible Payment Variable Annuity Fee Based | JohnHancockStrategicIncomeOpportunitiesTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income
Portfolio Company Name [Text Block]	John Hancock Strategic Income Opportunities Trust - Series NAV[11]
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	2.65%
Individual Flexible Payment Variable Annuity Fee Based | SustainableEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria
Portfolio Company Name [Text Block]	Sustainable Equity Portfolio[12]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Individual Flexible Payment Variable Annuity Fee Based | USStrategicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	U.S. Strategic Equity Fund[13]
Portfolio Company Adviser [Text Block]	Russell Investment Management LLC (RIM)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	20.50%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	11.07%
Individual Flexible Payment Variable Annuity Fee Based | USSmallCapEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	U.S. Small Cap Equity Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Individual Flexible Payment Variable Annuity Fee Based | GlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and long-term growth of capital
Portfolio Company Name [Text Block]	Global Real Estate Securities Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
Individual Flexible Payment Variable Annuity Fee Based | InternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	International Developed Markets Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.78%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.70%
Individual Flexible Payment Variable Annuity Fee Based | StrategicBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide total return
Portfolio Company Name [Text Block]	Strategic Bond Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	0.83%
Average Annual Total Returns, 5 Years [Percent]	(0.87%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
Individual Flexible Payment Variable Annuity Fee Based | LifePointsVariableTargetPortfolioSeriesModerateStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and moderate long-term capital appreciation
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Individual Flexible Payment Variable Annuity Fee Based | LifePointsVariableTargetPortfolioSeriesBalancedStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Above-average long-term capital appreciation and a moderate level of current income
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	5.15%
Individual Flexible Payment Variable Annuity Fee Based | LifePointsVariableTargetPortfolioSeriesAggressiveStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	High long-term capital appreciation; and as a secondary objective, current income
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	6.50%
Individual Flexible Payment Variable Annuity Fee Based | LifePointsVariableTargetPortfolioSeriesEquityAggressiveStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	High long-term capital appreciation
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	6.97%
Individual Flexible Payment Variable Annuity Fee Based | EnhancedDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
Other Annual Expense (of Other Amount), Maximum [Percent]	0.40%
Other Annual Expense (of Other Amount), Current [Percent]	0.10%
Name of Benefit [Text Block]	Enhanced Death Benefit
Purpose of Benefit [Text Block]	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
Brief Restrictions / Limitations [Text Block]	●Not available for all issue ages and enhanced death benefit adjustments are limited by the primary Annuitant’s age●Must be elected at issue●Cannot be added once terminated●There is a charge for this benefit●Is reduced proportionately for withdrawals, including withdrawals from Contract Value to cover the advisory fee
Name of Benefit [Text Block]	Enhanced Death Benefit
Individual Flexible Payment Variable Annuity Fee Based | IncomePlansMember
Prospectus:
Name of Benefit [Text Block]	Income Plans
Purpose of Benefit [Text Block]	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense, Footnotes [Text Block]	Variable income plans continue to be assessed Base Contract Charges.
Brief Restrictions / Limitations [Text Block]	●Plans for Annuity Payments for a specified period are not available for Contracts issued after May 1, 2013●Variable Income Plans are subject to some Contract charges (as well as expenses of the underlying Portfolios) and are subject to market risk●Fixed income plans are funded through withdrawals from the Separate Account ●Transfers between Income Plans are only allowed under limited circumstances
Name of Benefit [Text Block]	Income Plans
Operation of Benefit [Text Block]	Income PlansGenerally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Amounts transferred to our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. If you select a fixed income plan, the Fee-Based Program under which you hold your Contract will automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should check with your Investment Professional about the status of your Fee-Based Program if you select a variable income plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). Under Contracts currently offered, on the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.Description of Variable Income Plans The following variable income plans are available:1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected period certain, whichever is later. You may select a period certain of either 10 or 20 years, or you may choose a plan with no period certain. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a period certain of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years period certain or the remaining lifetime of the survivor, whichever is longer.We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Individual Flexible Payment Variable Annuity Fee Based | FixedOptionMember
Prospectus:
Name of Benefit [Text Block]	Fixed Option
Purpose of Benefit [Text Block]	The fixed option (Guaranteed Interest Fund or GIF) is available during the accumulation phase. The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). The Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense, Footnotes [Text Block]	Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Brief Restrictions / Limitations [Text Block]	●Principal and interest rates for fixed option amounts guaranteed by Northwestern Mutual are subject to its claims-paying ability●Effective rates apply only for specified Guaranteed Periods, the terms for which may change at our discretion and may be limited by your Contract’s Maturity Date●Allocations to and from the GIF may be subject to special restrictions, such as minimum and maximum limits on initial and additional amounts invested and limits on the timing and amount of transfers out of these options
Name of Benefit [Text Block]	Fixed Option
Individual Flexible Payment Variable Annuity Fee Based | AutomaticDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Purpose of Benefit [Text Block]	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Cannot use with portfolio rebalancing
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Individual Flexible Payment Variable Annuity Fee Based | SystematicWithdrawalPlanMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Purpose of Benefit [Text Block]	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Proportionate deductions may be limited for amounts in the Guaranteed Interest Fund●Taxes or penalties may apply
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Individual Flexible Payment Variable Annuity Fee Based | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen mix of Divisions
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Ordinarily ends upon transfers from applicable Divisions●Cannot use with dollar cost averaging
Name of Benefit [Text Block]	Portfolio Rebalancing
Individual Flexible Payment Variable Annuity Fee Based | InterestSweepsMember
Prospectus:
Name of Benefit [Text Block]	Interest Sweeps
Purpose of Benefit [Text Block]	Automatically transfers interest from the GIF to any combination of Divisions
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Minimum Contract Value required for eligibility
Name of Benefit [Text Block]	Interest Sweeps
Individual Flexible Payment Variable Annuity Fee Based | ExpeditedDeliveryMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 17
Other Transaction Fee, Current [Dollars]	$ 17
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	For express mail delivery with signature required; the express mail delivery charge without signature is $15.
Individual Flexible Payment Variable Annuity Fee Based | WireTransferMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 15
Other Transaction Fee, Current [Dollars]	$ 15
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We also charge $15 for wire transfers in connection with withdrawals.
Individual Flexible Payment Variable Annuity Fee Based | OptionalEnhancedDeathBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge is for issue age (i.e., the age nearest the primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the initial Purchase Payment or the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge is for issue age (i.e., the age nearest the primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the initial Purchase Payment or the Contract Value.
Individual Flexible Payment Variable Annuity Fee Based | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Only payable if the Annuitant dies before the Maturity Date ●Income Plans have their own payout benefit rules at death (see below)●Is reduced proportionately for withdrawals, including withdrawals from Contract Value to cover the advisory fee. ●If payee elects to continue the contract in force, additional restrictions may apply
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitHow Much is the Death Benefit? The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)●If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).●If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)●If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:●the Contract Value (determined as described immediately below); or●the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit and optional enhanced death benefit proportionally by the percentage of the Contract Value withdrawn. This method of calculating reductions could reduce the relevant values significantly, and by substantially more than the actual amount of the withdrawal. A return of premium death benefit could be substantially eroded by withdrawals to pay the annual advisory fee, as shown below.)●Standard Death Benefit Example: After 10 years, for example, assuming no asset growth and only a 2.15% annual advisory fee, a $100,000 purchase payment may only provide for a $80,465 return of purchase payment death benefit.●Enhanced Death Benefit Example: After 10 years, for example, assuming no asset growth, and only a 0.40% annual enhanced death benefit fee and a 2.15% annual advisory fee, a $100,000 purchase payment may provide a $100,000 return of purchase payment death benefit. The surrender value at year 10 may be limited to $76,838.When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.
Calculation Method of Benefit [Text Block]	Guaranteed Minimum Death Benefit ExamplesSet forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
If you elect to have your advisory fee withdrawn from Contract Value, the withdrawal will have the same effect on the death benefit as any other withdrawal you make from your Contract. Given the significant effect such reductions could have on the death benefit, you should discuss the the impact of withdrawing advisory fees from Contract Value with your Investment Professional prior to making any elections.Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen. An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary. Enhanced Death Benefit ExamplesSet forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account). If you elect to have your advisory fee withdrawn from Contract Value, the withdrawal will have the same effect on the death benefit as any other withdrawal you make from your Contract. Given the significant effect such reductions could have on the death benefit, you should discuss the impact of withdrawing advisory fees from Contract Value with your Investment Professional prior to making any elections.
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2024–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2025–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
6/1/2025–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:●continue the Contract (as described above),●receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or●receive the Death Benefit as a lump sum check.In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. Generally, amounts distributed as the Death Benefit are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.